Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information
Schedule of supplemental information

Investing and financing activities	December 31, 2024	December 31, 2023	December 31, 2022

Exploration and evaluation assets expenditures included in trade and other payables	-	-	$90,850

Schedule of supplemental information of cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash	$785,180	$1,658,863
Term Deposits	2,370,570	2,587,120
	$3,155,750	$4,245,983